Cash,Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Collateral amount held with swap provider	$ 0	$ 1,300
Cash, cash equivalents and restricted cash	59,271	66,130
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash	$ 215	$ 796